Fair Value of Assets Measured on Recurring Basis (Detail) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available-for-sale, at fair value	$ 239,732,426	$ 254,746,446
Obligations of U. S. Government Agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available-for-sale, at fair value	19,611,000	27,372,000
Municipal securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available-for-sale, at fair value	97,889,000	104,582,000
Mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available-for-sale, at fair value	98,925,000	93,036,000
Corporate obligations
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available-for-sale, at fair value	22,346,000	28,784,000
Other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available-for-sale, at fair value	961,000	972,000
Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available-for-sale, at fair value	961,000	972,000
Quoted Prices in Active Markets for Identical Assets (Level 1) | Obligations of U. S. Government Agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available-for-sale, at fair value	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Municipal securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available-for-sale, at fair value	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available-for-sale, at fair value	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Corporate obligations
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available-for-sale, at fair value	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available-for-sale, at fair value	961,000	972,000
Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available-for-sale, at fair value	236,214,000	250,973,000
Significant Other Observable Inputs (Level 2) | Obligations of U. S. Government Agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available-for-sale, at fair value	19,611,000	27,372,000
Significant Other Observable Inputs (Level 2) | Municipal securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available-for-sale, at fair value	97,889,000	104,582,000
Significant Other Observable Inputs (Level 2) | Mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available-for-sale, at fair value	98,925,000	93,036,000
Significant Other Observable Inputs (Level 2) | Corporate obligations
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available-for-sale, at fair value	19,789,000	25,983,000
Significant Other Observable Inputs (Level 2) | Other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available-for-sale, at fair value	0	0
Significant Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available-for-sale, at fair value	2,557,000	2,801,000
Significant Unobservable Inputs (Level 3) | Obligations of U. S. Government Agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available-for-sale, at fair value	0	0
Significant Unobservable Inputs (Level 3) | Municipal securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available-for-sale, at fair value	0	0
Significant Unobservable Inputs (Level 3) | Mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available-for-sale, at fair value	0	0
Significant Unobservable Inputs (Level 3) | Corporate obligations
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available-for-sale, at fair value	2,557,000	2,801,000
Significant Unobservable Inputs (Level 3) | Other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available-for-sale, at fair value	$ 0	$ 0